Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid expenses and other current assets.
The schedule of prepaid expenses and other current assets

	At December 31,	At December 31,
	2020	2019
Gold bullion	$18.6	$26.2
Prepaid expenses	16.4	17.5
Stream ounces inventory	0.5	4.4
Debt issue costs	0.6	0.7
	$36.1	$48.8